Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) (Unaudited)
Revenue from mining operations	$ 9,825	$ 11,050
Cost of sales	7,974	6,306
Mine operating income	1,851	4,744
Operating expenses:
General and administrative expenses	1,184	1,116
Share-based payments	339	200
Income before other items	328	3,428
Other items:
Interest and other income (loss)	209	(7)
Loss on long-term investments	(319)	(686)
Fair value adjustment on warrant liability	(293)	233
Unrealized foreign exchange loss	(136)	(605)
Project evaluation expenses	0	(81)
Finance cost	(74)	(13)
Accretion of reclamation provision	(11)	(10)
Interest expense	(45)	(21)
Income (loss) before income taxes	(341)	2,238
Income taxes:
Current income tax expense	(25)	(140)
Deferred income tax recovery (expense)	14	(1,452)
Income tax expense	(11)	(1,592)
Net income (loss)	(352)	646
Other comprehensive income (loss):
Currency translation differences	(263)	357
Total comprehensive income (loss)	$ (615)	$ 1,003
Income (loss) per share
Basic	$ (0.00)	$ 0.01
Diluted	$ (0.00)	$ 0.01
Weighted average number of common shares outstanding
Basic	118,572,700	103,819,481
Diluted	122,602,929	107,234,957